Subsequent Events (Details) - Subsequent Events [Member] - USD ($)	Feb. 15, 2025	Feb. 14, 2025	Feb. 03, 2025
Subsequent Events [Line Items]
Percentage of commission rate			3.00%
Granted shares	72,250,000
Exercise price (in Dollars per share)	$ 0.005
Number of options vested	38,250,000	34,000,000
Number of option are vested over period	4 years	3 years
American Depositary Shares [Member]
Subsequent Events [Line Items]
Aggregate offering price (in Dollars)			$ 10,000,000
Ordinary shares			275
Par value (in Dollars per share)
Restricted Share Units (RSU) [Member]
Subsequent Events [Line Items]
Granted shares	35,750,000